Property, Plant and Equipment (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 19, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2024	Sep. 05, 2024	Mar. 04, 2024
Disclosure of detailed information about investment property [line items]
Recognized a loss on disposal		$ 592,713		$ 4,495
Impairment loss				8,728,031
Net book value		1,769,221	$ 1,769,221
Depreciation of property, plant and equipment		$ 15,322
Share issued (in Shares)	704	35,044					294
Regulatory authority fee	$ 500,000
Net book value		$ 3,067
Loss of control of canmart		926
Non refundable payment	1,800,000
Discontinued operations [member]
Disclosure of detailed information about investment property [line items]
Recognized a loss on disposal		$ 615,305
Bottom of range [Member]
Disclosure of detailed information about investment property [line items]
Additional paid					$ 750,000	$ 750,000
Top of range [Member]
Disclosure of detailed information about investment property [line items]
Additional paid					$ 1,107,385	$ 1,107,385
Bophelo Bio Science and Wellness Pty [Member]
Disclosure of detailed information about investment property [line items]
Depreciation of property, plant and equipment			284,506	1,605,959
Bophelo Bio Science and Wellness Pty [Member] | Discontinued operations [member]
Disclosure of detailed information about investment property [line items]
Depreciation of property, plant and equipment			261,501
THC Cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	500,000
Hemp cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	750,000
CBD cultivation [Member]
Disclosure of detailed information about investment property [line items]
Regulatory authority fee	750,000
Non-Refundable Payment [Member]
Disclosure of detailed information about investment property [line items]
Additional paid			$ 1,800,000
First Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	431,149
Second Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	600,000
Third Option Payment [Member]
Disclosure of detailed information about investment property [line items]
Fair value amount	$ 600,000